Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2020
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	22.00%
Inherent MSR value (basis points per loan)	39.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	177.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	76.00%
Inherent MSR value (basis points per loan)	117.00%